Earning per share - Summary of Computation of Basic and Diluted Net Income Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Earnings
Net income attributable to the equity holders of the Company	¥ 1,826	¥ 1,914
Shares
Weighted average ordinary shares outstanding, used in computing basic earnings per share	3,308,207,122	3,250,730,997
Dilution effect- Adjustments for share options and RSU	41,793,863	85,421,112
Shares used in computing diluted earnings per share	3,350,000,985	3,336,152,109
Class A And Class B Ordinary Shares
Basic earnings per share calculation
Basic	¥ 0.55	¥ 0.59
Diluted earnings per share calculation
Diluted	0.55	0.57
American Depositary Shares
Basic earnings per share calculation
Basic	1.10	1.18
Diluted earnings per share calculation
Diluted	¥ 1.09	¥ 1.15